Convertible Debentures	12 Months Ended
Dec. 31, 2020
Disclosure of borrowings [text block] [Abstract]
CONVERTIBLE DEBENTURES
NOTE 14 -	CONVERTIBLE DEBENTURES:

On April 9, 2019, the Company entered into a Securities Purchase Agreement (the “April 2019 SPA”) with certain lenders (the “Lenders”), according to which, the Company obtained a convertible loan in an aggregate amount of $6 million (the “Transaction Price”), for the issuance of convertible debentures (the “Convertible Debentures,” or the “Debentures”) and 146,341 warrants (the “Warrants”) to purchase up to 146,341 ADSs. The first tranche of the loan, in the amount of $1 million was received during April 2019, and the second tranche, in the amount of $5 million, was received during June 2019.

The Convertible Debentures have an 18-month term from issuance and bear interest at 8% per annum payable quarterly in cash or ADSs. The Debentures’ initial conversion price was set to $41 per ADS, and then was several times reset following triggering of an adjustment mechanism that was agreed upon in the April 2019 Agreement, setting forth that the conversion price will be reset, if there is a subsequent issuance of the Company’s securities, below the conversion price, to the price of the subsequent issuance. The Debentures contain other customary anti-dilution features, with the Black-Scholes value of the Debentures payable upon the occurrence of a fundamental transaction. The Company can redeem the Debentures after the effective date, which was set as June 4, 2019, upon a 20 trading days prior notice to the Lenders at 120% of the principal amount of the Debentures, plus accrued interest.

Upon issuance, the Warrants had an exercise price of $47.15 per ADS, with 100% warrant coverage to the value of the Debentures. The Warrants have a five-year term and will be exercisable for cash or on a cashless basis if no resale registration statement is available for resale of the ADSs issuable upon exercise. The exercise price of the Warrants was reset several times, in accordance with the adjustment mechanism setting forth that if within 18-month from the issuance of the Warrants, there is a subsequent issuance of the Company’s securities below the exercise price, to the price of the subsequent issuance. The Warrants contain other customary anti-dilution features, with the Black-Scholes value of the Warrants payable upon the occurrence of a fundamental transaction.

Each Lender was granted a 12-month participation right in a subsequent financing, up to the amount equal to 50% of the subsequent financing, which expired on June 5, 2020. The Lenders had a right to purchase additional debentures on the same terms until six months from June 4, 2019 (“Greenshoe Option”), which was extended until January 4, 2020. The Lenders also have a most favored nation right (the “Most Favored Nation Right” or “MFN”) for the term of the debenture with respect to a subsequent financing on better terms, such that the Lenders may convert into the subsequent financing terms on a dollar-for-dollar basis. Each of the Company’s wholly owned subsidiaries guarantees the obligations under the April 2019 Agreement. The Debentures and Warrants contain customary beneficial ownership blockers for the Lenders, which will prevent a Lender from acquiring a controlling block in the Company.

On July 22, 2019, the Company signed a repricing agreement with the Lenders (the “Repricing Agreement”) pursuant to which in exchange for the exercise of 36,232 Warrants into ADSs, the Company reduced the exercise price of these Warrants to $27.60 per ADS. The Repricing Agreement was considered as a dilutive issuance, and as a result triggered also the adjustment of the Debenture conversion price and the exercise price of other outstanding Warrants to $27.60.

Following the execution of the Repricing Agreement, the Lenders exercised the Warrants into 36,232 ADSs (representing 1,449,280 ordinary shares of the Company) on July 24, 2019, for consideration of $1 million.

On August 30, 2019, the Company signed an additional repricing agreement (the “Second Repricing Agreement”) with one of the Lenders pursuant to which in exchange for the exercise of 5,020 Warrants into ADSs, the Company reduced the exercise price of these Warrants to $19.92 per ADS.

The Second Repricing Agreement was considered, again, as a dilutive issuance, and as a result triggered another adjustment of the Debenture conversion price and the exercise price of other outstanding Warrants to $19.92.

Following the execution of the Second Repricing Agreement, the Lender exercised the said Warrants into 5,020 ADSs (representing 200,800 ordinary shares of the Company) on August 30, 2019 for consideration of $100 thousand.

On August 30, 2019, pursuant to a partial exercise of such Lenders’ Greenshoe Option, the Company signed a second securities purchase agreement, according to which the Company obtained another convertible loan from one of the Lenders in the amount of $400 thousand (the “August Greenshoe Debentures”). The August Greenshoe Debentures have an 18-month term from issuance and bear interest at 8% per annum payable quarterly in cash or ADSs. Upon issuance, the August Greenshoe Debentures were convertible at $19.92. The conversion price of the August Greenshoe Debentures would reset, but not below $8 per ADS, if there was a subsequent issuance of the Company’s securities below the conversion price per share, to the price of the subsequent issuance.

On October 31, 2019, the Company signed an additional securities purchase agreement, according to which the Company obtained another convertible loan from one of the Lenders, who partially exercised its Greenshoe Option in the amount of $500 thousand (the “October Greenshoe Debentures”). The October Greenshoe Debentures had an 18-month term from issuance and bear interest at 8% per annum payable quarterly in cash or ADSs. The October Greenshoe Debentures’ initial conversion price was $8.00 per ADS, subject to adjustments. The Company also signed an amendment to the April 2019 SPA with this Lender, that in exchange for waiving his Most Favored Nation Right with respect to the November 5, 2019 public offering, this Lender was able to exercise this right at any time following this offering, under the offering terms.

On November 5, 2019, the Company repaid Debentures in the amount of $470 thousand to the other Lender. Also, the Company paid to the other Lender an amount of $330 thousand for waiving his Most Favored Nation Right with respect only to the November 5, 2019 public offering. Following a public offering of the Company’s ADSs on November 5, 2019, the outstanding Warrants price of the said Lender was reset to $8.00.

The Company also agreed with one of the Lenders that he may exercise his respective Most Favored Nation Rights at any time for their total outstanding Debenture balance, while the respective Debenture was outstanding, in connection with the Company’s November 2019 Public Offering. If the Lender decided to exercise his Most Favored Nation Rights in connection with the November 2019 Public Offering, then the Lender would exchange his debentures for (i) ADSs at an exchange rate equal to $7.00, the per ADS offering price in the November 2019 Public Offering, and (ii) an even number of ADS purchase warrants at $7.70 per ADS (the “$7.70 MFN Warrants”), which $7.70 MFN Warrants were to be in form and substance identical to the warrants issued in the concurrent private placement to the November 2019 Public Offering, except for also having cashless exercise mechanism.

During November 2019, the lender converted debentures at an aggregate amount of approximately $1.6 million and was issued with 344,144 $7.70 MFN Warrants at expiration terms of 5 years from issuance.

On December 4, 2019, the Company agreed to extend the Lenders’ Greenshoe Option, until January 4, 2020.

On December 26, 2019, the Company signed an additional securities purchase agreement, according to which the Company obtained another convertible loan from the Lenders, who partially exercised their Greenshoe Option in the approximate amount of $666 thousand for each Lender, for a total of $1,332 thousand (the “December Greenshoe Debentures”). The December Greenshoe Debentures had an 18-month term from issuance and bear interest at 8% per annum payable quarterly in cash or ADSs. According to the agreement, the December Greenshoe Debentures as well as all previous outstanding Debentures, are convertible at $8.00, subject to adjustments. In addition, the Lenders had a Most Favored Nation Right for a subsequent financing on better terms, for the term of the Debentures, for the December Greenshoe Debentures as well as for all previous outstanding Debentures in the amount of $3,854 thousand, such that the Lenders were able to convert into the subsequent financing on a dollar-for-dollar basis or at the terms of the Company’s December 2019 registered direct offering.

The Company has also agreed with the Lenders that the Lenders may exercise their respective Most Favored Nation Rights at any time for their total outstanding Debenture balance, while the respective Debenture is outstanding, in connection with the Company’s December 2019 Registered Direct Offering. If the Lenders decided to exercise their Most Favored Nation Rights in connection with the December 2019 Registered Direct Offering, then the Lenders would exchange their debentures for (i) ADSs at an exchange rate equal to $3.15, the per ADS offering price in the December 2019 Registered Direct Offering, and (ii) an even number of ADS purchase warrants at $3.30 per ADS (the “$3.30 MFN Warrants”), which $3.30 MFN Warrants would be in form and substance identical to the warrants issued in the concurrent private placement to the December 2019 Registered Direct Offering.

During 2019, the Lenders were issued 410,045 ADSs (16,401,808 ordinary shares) upon conversion of Debentures including interest, as well as exercises of Warrants, and as a result, a net amount of approximately $3.3 million thousand was classified to equity. As of December 31, 2019, the actual outstanding amount of the Debentures principle summed to $3,854 thousand.

On January 4, 2020, the Greenshoe Option of the Lenders expired, with no additional exercises of the right.

During the period from January 1, 2020 through April 1, 2020, the Lenders were issued 1,092,575 ADSs upon conversion of Debentures including interest at an aggregate amount of approximately $3.3 million. Also, they were issued with 1,053,417 $3.30 MFN Warrants, which can be exercised into 1,053,417 ADSs.

On April 1, 2020, one of the Lenders converted in full its outstanding Debenture, excluding periodical interest payment, which accrued up to such date. On June 1, 2020, the Company issued to this Lender 17,133 ADSs on behalf the final and last accrued interest payment.

On April 23, 2020, the Company retired in full its outstanding Debenture to the other Lender, by payment of $836 thousand, which included redemption premium and accrued interest of $680 thousand as well as issuance expenses of $156 thousand.

For accounting purposes, these financial instruments were classified as financial liabilities in the consolidated statement of financial position as of December 31, 2020 and December 31, 2019 (the Warrants (including MFN Warrants) and Greenshoe Option as “derivative financial instruments” and the Debentures as “convertible debenture”). The Convertible Debentures were designated at fair value through profit or loss, given the conversion option derivative embedded in such instrument. Changes in the Company’s own credit risk from the date of initial recognition are negligible. The Warrants (including MFN Warrants) and Greenshoe Option are derivative financial instruments measured at fair value through profit or loss. These financial liabilities were initially recognized at fair value, adjusted to reflect the day 1 loss and are measured at fair value in each period-end while unrecognized day 1 loss is amortized over the contractual life of each instrument.